                   Semiannual Report - Financial Statements

  T. ROWE PRICE

               EQUITY
               INDEX 500
               FUND
               June 30, 1999

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
Unaudited

Financial Highlights                                                              For a share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------

                                     6 Months              Year
                                        Ended             Ended
                                      6/30/99          12/31/98         12/31/97         12/31/96       12/31/95       12/31/94

NET ASSET VALUE
Beginning of period                 $   33.38         $   26.38        $   20.34        $   17.21      $   13.09      $   13.48

Investment activities
 Net investment income                   0.17*             0.33*            0.35*            0.38*          0.39*          0.36*
 Net realized and
 unrealized gain (loss)                  3.88              7.10             6.28             3.47           4.43          (0.23)

 Total from
 investment activities                   4.05              7.43             6.63             3.85           4.82           0.13

Distributions
 Net investment income                  (0.16)            (0.34)           (0.34)           (0.38)         (0.40)         (0.36)
 Net realized gain                      (0.12)            (0.09)           (0.25)           (0.34)         (0.30)         (0.09)

 In excess of net
 realized gain                              -                 -                -                -              -          (0.07)

 Total distributions                    (0.28)            (0.43)           (0.59)           (0.72)         (0.70)         (0.52)

NET ASSET VALUE
End of period                       $   37.15         $   33.38        $   26.38        $   20.34      $   17.21      $   13.09


Ratios/Supplemental Data

Total return++                          12.17%*           28.31%*          32.87%*          22.65%*        37.16%*         1.01%*
Ratio of total expenses to
average net assets                       0.40%*+           0.40%*           0.40%*           0.40%*         0.45%*         0.45%*
Ratio of net investment
income to average
net assets                               1.03%*+           1.17%*           1.49%*           2.05%*         2.54%*         2.73%*

Portfolio turnover rate                   6.4%+             4.7%             0.7%             1.3%           1.3%           1.3%
Net assets, end of period
(in millions)                       $   4,531         $   3,347        $   1,908        $     808      $     457      $     270


++ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 0.45% voluntary expense limitation in effect through 12/31/95 and a 0.40% voluntary expense limitation in effect through 12/31/99.
+  Annualized

The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1999


STATEMENT OF NET ASSETS                                Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands
      COMMON STOCKS  98.5%

      BASIC MATERIALS  3.9%
      Chemicals  2.3%
      DuPont                                             444,452   $    30,362
      3M                                                 158,164        13,750
      Dow Chemical                                        87,469        11,098
      Illinois Tool Works                                 97,983         8,035
      PPG Industries                                      68,698         4,057
      Air Products and Chemicals                          90,002         3,622
      Rohm & Haas                                         83,028         3,560
      Praxair                                             61,447         3,007
      Occidental Petroleum                               135,895         2,871
      Avery Dennison                                      46,124         2,785
      Union Carbide                                       52,222         2,546
      Ecolab                                              51,207         2,234
      Sealed Air *                                        32,249         2,092
      Sherwin-Williams                                    67,130         1,863
      Eastman Chemical                                    31,231         1,616
      Tenneco                                             67,481         1,611
      Hercules                                            39,586         1,556
      Nalco Chemical                                      27,413         1,422
      Engelhard                                           55,676         1,260
      Ashland                                             30,242         1,213
      Vulcan Materials                                    22,100         1,066
      Great Lakes Chemical                                22,831         1,052
      FMC *                                               13,154           899
      W. R. Grace *                                       28,734           528
                                                                       104,105
                                                                   -------------
      Forest Products and Paper  0.9%
      Kimberly-Clark                                     213,138        12,149
      International Paper                                160,952         8,128
      Weyerhaeuser                                        77,988         5,362
      Georgia-Pacific                                     69,092         3,273
      Fort James                                          85,656         3,244
      Willamette Industries                               43,355         1,997
      Champion International                              37,538         1,797


3
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-------------------------------------------------------------------------------
                                                                 June 30, 1999

                                                      Shares/Par         Value
-------------------------------------------------------------------------------
                                                                  In thousands

      Mead                                                39,817  $      1,663
      Westvaco                                            39,332         1,141
      Louisiana Pacific                                   41,725           991
      Boise Cascade                                       22,631           970
      Bemis                                               21,325           848
      Potlatch                                            12,547           551
                                                                        42,114
                                                                   -------------
      Gold  0.2%
      Barrick Gold                                       148,483         2,877
      Placer Dome                                        127,239         1,503
      Newmont Mining                                      64,905         1,290
      Freeport McMoRan Copper & Gold (Class B)            64,977         1,165
      Homestake Mining                                    91,816           752
      Battle Mountain Gold                                91,204           222
                                                                         7,809
                                                                   -------------
      Mining and Metals  0.5%
      Alcoa                                              145,143         8,981
      Alcan Aluminum                                      89,983         2,874
      Owens-Illinois *                                    60,641         1,982
      Allegheny Teledyne                                  77,922         1,763
      Nucor                                               34,401         1,632
      Reynolds Metals                                     25,382         1,497
      Crown Cork & Seal                                   48,029         1,369
      Inco                                                70,067         1,261
      USX-U.S. Steel                                      34,543           932
      Worthington Industries                              36,572           600
      Cyprus Amax Minerals                                38,395           583
      Ball                                                12,515           529
      Bethlehem Steel *                                   54,896           422
      ASARCO                                              14,980           282
                                                                        24,707
                                                                   -------------
      Total Basic Materials                                            178,735
                                                                   -------------

      BUSINESS SERVICES  0.8%

      Advertising  0.2%
      Omnicom                                             70,687         5,655
      Interpublic Group                                   55,032         4,767
                                                                        10,422
                                                                   -------------

4
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Unaudited                                                          June 30, 1999


                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Business Services  0.2%
      IMS Health                                         126,033  $       3,938
      Paychex                                             95,170          3,028
      Dun & Bradstreet                                    64,141          2,273
      Ceridian *                                          56,132          1,835
                                                                         11,074
                                                                   -------------
      Environmental Services  0.4%
      Waste Management                                   240,702         12,938
      Browning-Ferris                                     62,098          2,670
                                                                         15,608
                                                                   -------------
      Industrial Services  0.0%
      Ryder System                                        27,778            722
                                                                            722
                                                                   -------------
      Total Business Services                                            37,826
                                                                   -------------


      CONSUMER DISCRETIONARY  4.8%

      Entertainment  0.3%
      Carnival (Class A)                                 242,158         11,745
      King World Productions *                            28,789          1,002
                                                                         12,747
                                                                   -------------
      Hotels  0.1%
      Hilton                                             100,015          1,419
      Mirage Resorts *                                    77,192          1,293
      Harrah's Entertainment *                            48,904          1,076
                                                                          3,788
                                                                   -------------
      Leisure  0.4%
      Eastman Kodak                                      127,779          8,657
      Mattel                                             165,717          4,381
      Hasbro                                              76,816          2,146
      Brunswick                                           35,517            990
      Polaroid                                            19,119            528
                                                                         16,702
                                                                   -------------
      Media  2.8%
      Time Warner                                        483,553         35,541
      Disney                                             815,176         25,118
      Media One Group *                                  239,230         17,793
      CBS *                                              281,706         12,237

5
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--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1999


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousand

      Viacom (Class B) *                                 274,872  $      12,094
      Comcast (Class A Special)                          291,446         11,202
      Clear Channel Communications *                     131,207          9,045
      Tribune                                             46,456          4,047
      Meredith                                            20,186            699
                                                                        127,776
                                                                   -------------

      Publishing  0.5%
      Gannett                                            110,525          7,889
      McGraw-Hill                                         77,662          4,189
      New York Times (Class A)                            71,248          2,623
      R.R. Donnelley                                      52,777          1,956
      Dow Jones                                           36,328          1,928
      Knight-Ridder                                       31,315          1,720
      Times Mirror (Class A)                              28,582          1,693
      Harcourt General                                    28,292          1,459
      Deluxe Corp.                                        30,862          1,202
      American Greetings (Class A)                        26,907            810
      Jostens                                             13,473            284
                                                                         25,753
                                                                   -------------
      Restaurants  0.7%
      McDonald's                                         537,529         22,207
      Marriott (Class A)                                  96,357          3,601
      Tricon Global Restaurants *                         59,247          3,207
      Wendys                                              48,044          1,360
      Darden Restaurants                                  52,703          1,150
                                                                         31,525
                                                                   -------------
      Total Consumer Discretionary                                      218,291
                                                                   -------------


      CONSUMER NONDURABLES  7.8%

      Beverages  1.8%
      Coca-Cola                                          976,862         61,054
      PepsiCo                                            583,990         22,593
                                                                         83,647
                                                                   -------------
      Food  2.0%
      Unilever NV                                        225,412         15,723
      Campbell                                           175,359          8,132
      Sara Lee                                           357,241          8,105

6
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Heinz                                              141,610  $      7,098
      Bestfoods                                          113,388         5,613
      Kellogg                                            159,399         5,260
      ConAgra                                            192,723         5,131
      Coca-Cola Enterprises                              165,898         4,936
      General Mills                                       60,639         4,874
      Wrigley                                             45,785         4,121
      Sysco                                              131,336         3,915
      Pioneer Hi-Bred                                     94,891         3,695
      Archer Daniels Midland                             233,225         3,600
      Quaker Oats                                         53,879         3,576
      Hershey Foods                                       56,898         3,378
      RJR Nabisco                                        128,182         2,508
      Supervalu                                           47,570         1,222
                                                                        90,887
                                                                   -------------

      Home Products  2.3%
      Procter & Gamble                                   525,235        46,877
      Gillette                                           435,845        17,870
      Colgate-Palmolive                                  115,195        11,375
      Avon                                               103,238         5,730
      Newell Rubbermaid                                  111,079         5,165
      Clorox                                              46,354         4,951
      Ralston Purina                                     129,972         3,956
      Fortune Brands                                      67,436         2,790
      International Flavors & Fragrances                  42,257         1,875
      Alberto Culver (Class B)                            23,801           634
      National Service Industries                         16,214           584
      Tupperware                                          22,178           566
                                                                       102,373
                                                                   -------------
      Liquor  0.5%
      Anheuser-Busch                                     188,728        13,388
      Seagram                                            168,182         8,472
      Brown-Forman (Class B)                              27,164         1,771
      Coors (Class B)                                     13,774           682
                                                                        24,313
                                                                   -------------
      Textiles and Apparel  0.3%
      NIKE (Class B)                                     110,808         7,015
      V. F.                                               47,382         2,026

7
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Liz Claiborne                                       25,894  $        945
      Reebok *                                            24,087           449
      Springs Industries                                   6,567           286
      Fruit of the Loom (Class A) *                       27,425           267
      Russell                                             12,398           242
                                                                        11,230
                                                                   -------------
      Tobacco  0.9%
      Philip Morris                                      958,861        38,534
      UST                                                 74,192         2,170
                                                                        40,704
                                                                   -------------
      Total Consumer Nondurables                                       353,154
                                                                   -------------


      DURABLE GOODS  1.7%

      Construction & Real Property  0.2%
      Masco                                              133,354         3,851
      Fluor                                               30,426         1,232
      Armstrong World                                     15,926           921
      Centex                                              23,528           884
      Owens Corning                                       21,470           738
      Kaufman & Broad                                     18,757           466
      Pulte                                               16,909           390
                                                                         8,482
                                                                   -------------

      Consumer Durables  0.1%
      Maytag                                              34,876         2,430
      Black & Decker                                      34,690         2,190
      Whirlpool                                           29,347         2,172
                                                                         6,792
                                                                   -------------

      Motor Vehicles and Parts  1.4%
      Ford Motor                                         479,337        27,053
      GM                                                 258,113        17,035
      Delphi Automotive Systems                          224,425         4,166
      Goodyear Tire & Rubber                              61,838         3,637
      Dana                                                65,949         3,038
      TRW                                                 47,071         2,583
      Genuine Parts                                       69,862         2,445
      PACCAR                                              30,806         1,645
      Navistar *                                          26,314         1,316

8
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Cooper Tire                                         29,017  $        685
      Fleetwood                                           13,502           357
                                                                        63,960
                                                                   -------------
Total Durable Goods                                                     79,234
                                                                   -------------

      ENERGY  6.2%

      Energy Reserves & Production  5.0%
      Exxon                                              965,258        74,446
      Royal Dutch Petroleum ADR                          848,878        51,145
      Mobil                                              309,355        30,626
      Chevron                                            259,034        24,657
      Texaco                                             210,270        13,142
      Atlantic Richfield                                 128,743        10,758
      Phillips Petroleum                                 100,540         5,058
      Unocal                                              95,153         3,770
      Burlington Resources                                69,561         3,009
      Amerada Hess                                        35,974         2,141
      Anadarko Petroleum                                  49,198         1,811
      Kerr-McGee                                          34,676         1,740
      Apache                                              43,231         1,686
      Union Pacific Resources                             98,157         1,601
                                                                       225,590
                                                                   -------------
      Oil Refining  0.6%
      Enron                                              138,301        11,306
      Williams Companies                                 169,191         7,201
      USX-Marathon                                       119,950         3,906
      Coastal                                             82,998         3,320
      Sonat                                               43,652         1,446
      Sunoco                                              36,795         1,111
                                                                        28,290
                                                                   -------------

      Oil Services  0.6%
      Schlumberger                                       215,258        13,709
      Halliburton                                        173,249         7,840
      Baker Hughes                                       129,177         4,327
      Rowan *                                             33,096           610
      Helmerich & Payne                                   21,827           520
                                                                        27,006
                                                                   -------------
      Total Energy                                                     280,886
                                                                   -------------

9
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--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

      FINANCIAL  16.0%

      Banks  8.1%
      Citigroup                                        1,337,647  $     63,538
      Bank of America                                    690,720        50,638
      Chase Manhattan                                    334,732        28,996
      Wells Fargo                                        652,780        27,906
      Bank One                                           467,475        27,844
      First Union                                        390,435        18,350
      Bank of New York                                   299,237        10,978
      Fleet Financial Group                              224,802         9,976
      J. P. Morgan                                        70,212         9,865
      U.S. Bancorp                                       288,192         9,799
      SunTrust                                           126,750         8,801
      National City                                      127,935         8,380
      Firstar                                            270,485         7,574
      Mellon Bank                                        206,268         7,503
      Fifth Third Bancorp                                105,332         7,015
      Wachovia                                            79,771         6,825
      PNC Bank                                           118,154         6,809
      BankBoston                                         116,020         5,932
      KeyCorp                                            179,172         5,756
      State Street                                        63,275         5,402
      BB&T                                               122,663         4,500
      Northern Trust                                      43,467         4,218
      Comerica                                            61,751         3,670
      Mercantile Bancorporation                           63,086         3,604
      Regions Financial                                   87,028         3,329
      Huntington Bancshares                               83,289         2,915
      Summit Bancorp                                      68,686         2,872
      Republic New York                                   42,022         2,865
      SouthTrust                                          64,671         2,480
      Union Planters                                      53,224         2,378
      Synovus Financial                                  103,879         2,065
      AmSouth                                             69,916         1,621
                                                                       364,404
                                                                   -------------
      Financial Services  3.1%
      Fannie Mae                                         407,687        27,876

10
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--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

American Express                                       178,306        $ 23,202
Freddie Mac                                            274,537          15,923
Associates First Capital (Class A)                     287,448          12,738
MBNA                                                   315,107           9,650
Household International                                190,942           9,046
Marsh & McLennan                                       104,134           7,862
Cendant *                                              311,949           6,395
Providian Financial                                     56,158           5,251
Capital One Financial                                   76,989           4,287
Aon                                                    100,869           4,161
SLM Holding                                             65,071           2,981
Kansas City Southern Industries                         42,500           2,712
Equifax                                                 57,290           2,044
H&R Block                                               38,716           1,936
Countrywide Credit                                      44,225           1,891
Temple-Inland                                           21,530           1,469
                                                                       139,424
                                                                     ----------
Life & Health Insurance 1.0%
American General                                        98,947           7,458
CIGNA                                                   81,367           7,242
Aetna                                                   55,868           4,997
AFLAC                                                  104,000           4,979
Lincoln National                                        79,702           4,169
Conseco                                                126,844           3,861
Transamerica                                            49,139           3,685
UNUM                                                    54,258           2,971
Jefferson Pilot                                         41,856           2,770
Provident                                               52,849           2,114
Torchmark                                               54,925           1,874
                                                                        46,120
                                                                     ----------
Property & Casualty Insurance 2.2%
American International Group                           490,457          57,414
Allstate                                               323,182          11,594
Hartford Financial Services Group                       91,764           5,351
Chubb                                                   64,060           4,452
Progressive                                             28,545           4,139
Loews                                                   45,003           3,561
St. Paul Companies                                      92,331           2,937

        11
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                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

MBIA                                                  39,414         $   2,552
Cincinnati Financial                                  65,535             2,458
SAFECO                                                53,245             2,349
MGIC Investment                                       43,488             2,115
                                                                        98,922
                                                                     ----------
Securities & Asset Management 1.4%
Morgan Stanley Dean Witter                           227,322            23,300
Charles Schwab                                       161,403            17,734
Merrill Lynch                                        145,402            11,623
Franklin Resources                                    99,878             4,058
Lehman Brothers                                       46,966             2,924
Paine Webber                                          56,300             2,632
Bear Stearns                                          44,150             2,064
                                                                        64,335
                                                                     ----------

Thrifts 0.2%
Washington Mutual                                    233,879             8,273
Golden West Financial                                 22,518             2,207
                                                                        10,480
                                                                     ----------
Total Financial                                                        723,685
                                                                     ----------



HEALTH CARE 11.6%

Drugs 7.6%
Merck                                                937,938            69,407
Pfizer                                               512,367            56,232
Bristol-Myers Squibb                                 785,876            55,355
Eli Lilly                                            435,701            31,207
Schering-Plough                                      582,710            30,884
American Home Products                               519,153            29,851
Warner-Lambert                                       336,714            23,360
Amgen *                                              200,143            12,178
Pharmacia & Upjohn                                   199,378            11,327
Monsanto                                             249,907             9,856
Cardinal Health                                      106,686             6,841
McKesson HBOC                                        109,678             3,523
Allergan                                              25,964             2,882
ALZA *                                                39,776             2,024
Sigma Aldrich                                         40,205             1,386
Watson Pharmaceuticals *                              36,600             1,283
                                                                       347,596
                                                                     ----------

        12
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                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands


Medical Products 3.5%
Johnson & Johnson                                      534,790        $ 52,409
Tyco International                                     324,222          30,720
Abbott Laboratories                                    601,835          27,384
Medtronic                                              230,579          17,956
Baxter International                                   115,311           6,991
Boston Scientific *                                    154,363           6,782
Guidant                                                118,281           6,084
Becton, Dickinson                                       97,145           2,914
Biomet                                                  43,692           1,734
Bausch & Lomb                                           22,359           1,710
St. Jude Medical *                                      33,867           1,207
Mallinkrodt                                             27,368             996
C. R. Bard                                              20,426             977
                                                                       157,864
                                                                     ----------
Medical Providers & Services 0.5%
Columbia/HCA Healthcare                                255,838           5,836
United HealthCare                                       72,942           4,568
HealthSouth *                                          167,479           2,502
Wellpoint Health Networks *                             26,600           2,258
Tenet Healthcare *                                     120,989           2,246
Service Corp. International *                          106,069           2,042
HCR Manor Care *                                        43,457           1,051
Humana *                                                64,715             837
                                                                        21,340
                                                                     ----------
Total Health Care                                                      526,800
                                                                     ----------


INDUSTRIAL 6.0%

Defense and Aerospace 1.3%
Boeing                                                 384,230          16,978
AlliedSignal                                           219,110          13,804
Raytheon (Class B)                                     132,948           9,356
Lockheed Martin                                        154,175           5,743
Textron                                                 62,279           5,126
General Dynamics                                        50,079           3,431
Northrop                                                27,313           1,811
B. F. Goodrich                                          28,884           1,228
                                                                        57,477
                                                                     ----------

        13
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--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Heavy Electrical Equipment 3.8%
GE                                                  1,300,772        $ 146,987
Emerson Electric                                      172,059           10,818
Rockwell International                                 74,625            4,534
W. W. Grainger                                         37,429            2,014
Cooper Industries                                      37,420            1,946
Phelps Dodge                                           22,830            1,414
Thomas & Betts                                         21,891            1,034
Cummins Engine                                         16,169              924
Foster Wheeler                                         16,097              227
                                                                       169,898
                                                                     ----------
Heavy Machinery 0.3%
Caterpillar                                           140,589            8,435
Deere                                                  92,840            3,679
Case                                                   29,336            1,412
NACCO Industries (Class A)                              3,774              277
                                                                        13,803
                                                                     ----------
Industrial Parts 0.6%
United Technologies                                   190,324           13,644
Ingersoll-Rand                                         65,379            4,225
Dover                                                  87,543            3,064
Parker Hannifin                                        42,351            1,938
Pall                                                   52,307            1,161
Stanley Works                                          34,441            1,109
Snap-On                                                25,789              933
Crane                                                  27,032              850
McDermott International                                24,111              681
Briggs & Stratton                                       9,207              532
Timken                                                 24,067              469
Milacron                                               16,997              314
                                                                        28,920
                                                                     ----------
Total Industrial                                                       270,098
                                                                     ----------


RETAIL 6.4%

Clothing Stores 0.6%
The Gap                                               340,164           17,136
TJX                                                   128,082            4,267

        14
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--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

The Limited                                           85,021         $   3,858
Nordstrom                                             56,434             1,890

                                                                        27,151
Department Stores 3.0%
Wal-Mart                                           1,769,250            85,366
Dayton Hudson                                        173,808            11,298
Costco Companies *                                    85,622             6,853
Sears                                                151,685             6,760
May Department Stores                                137,281             5,611
J.C. Penney                                          103,728             5,037
Kohl's *                                              64,411             4,972
Federated Department Stores *                         82,217             4,352
Kmart *                                              195,056             3,206
Dillards                                              41,943             1,473
                                                                       134,928
                                                                     ----------
Grocery Stores 0.7%
Safeway *                                            196,315             9,718
Kroger *                                             323,278             9,031
Albertson's                                          164,979             8,507
Winn-Dixie                                            58,600             2,164
A & P                                                 15,930               539
                                                                        29,959
                                                                     ----------
Specialty Retailers 2.1%
Home Depot                                           585,617            37,736
Walgreen                                             394,589            11,591
Lowes                                                145,697             8,259
CVS                                                  153,161             7,773
Staples *                                            181,553             5,611
Tandy                                                 77,520             3,789
Circuit City Stores                                   39,801             3,702
Best Buy *                                            53,900             3,638
Office Depot *                                       147,900             3,263
Dollar General                                        86,309             2,503
Rite Aid                                             101,196             2,492
Toys "R" Us *                                         97,550             2,018
AutoZone *                                            58,125             1,751
Consolidated Stores *                                 42,135             1,138

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands


Longs Drug Stores                                      15,199        $     525
Pep Boys                                               22,023              476
                                                                        96,265
                                                                     ----------
Total Retail                                                           288,303
                                                                     ----------

TECHNOLOGY 21.5%

Communications Equipment 3.2%
Lucent Technologies                                 1,208,551           81,502
Nortel Networks                                       262,753           22,810
Motorola                                              238,303           22,579
Tellabs *                                             153,642           10,385
General Instrument *                                   65,820            2,798
Harris                                                 30,821            1,208
Scientific-Atlanta                                     30,611            1,102
                                                                       142,384
                                                                     ----------
Computer Communications Equipment 1.9%
Cisco Systems *                                     1,269,998           81,796
3Com *                                                140,896            3,756
Cabletron Systems *                                    66,252              861
                                                                        86,413
                                                                     ----------
Computer Makers 4.8%
IBM                                                   726,964           93,960
Hewlett-Packard                                       401,790           40,380
Dell Computer *                                     1,002,597           37,065
Sun Microsystems *                                    306,322           21,108
COMPAQ Computer                                       672,997           15,942
Gateway 2000 *                                         61,296            3,616
Apple Computer *                                       62,415            2,894
Silicon Graphics *                                     73,684            1,207
Data General *                                         18,686              272
                                                                       216,444
                                                                     ----------
Computer Software 5.3%
Microsoft *                                         2,029,054          182,868
Oracle *                                              569,716           21,151
Computer Associates                                   213,036           11,717
BMC Software *                                         92,881            5,013
Compuware *                                           145,570            4,626

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands


Unisys *                                              106,762         $  4,157
Novell *                                              132,846            3,520
Adobe Systems                                          24,173            1,986
PeopleSoft *                                           90,027            1,556
Parametric Technology *                               103,488            1,439
Autodesk                                               23,208              687
                                                                       238,720
                                                                     ----------
Electronic Equipment 0.8%
Corning                                                95,732            6,713
Solectron *                                            98,613            6,576
Honeywell                                              49,778            5,768
Danaher                                                52,939            3,077
Eaton                                                  28,027            2,578
Perkin-Elmer                                           19,921            2,286
Johnson Controls                                       32,964            2,285
KLA-Tencor *                                           34,701            2,250
ITT Industries                                         35,948            1,371
Thermo Electron *                                      62,788            1,260
Raychem                                                30,199            1,117
Millipore                                              17,327              703
Andrew *                                               32,352              614
Tektronix                                              17,639              532
                                                                        37,130
                                                                     ----------
Information Services 1.8%
America Online *                                      430,090           47,525
Electronic Data Systems                               194,159           10,982
Automatic Data Processing                             243,526           10,715
First Data                                            173,498            8,491
Computer Sciences *                                    62,819            4,346
Shared Medical Systems                                 10,408              679
                                                                        82,738
                                                                     ----------
Miscellaneous Computer Hardware 1.1%
EMC *                                                 400,114           22,006
Xerox                                                 261,499           15,445
Pitney Bowes                                          107,385            6,899
Seagate Technology *                                   95,728            2,453
Network Appliance *                                    28,400            1,588
Ikon Office Solutions                                  56,683              850
                                                                        49,241
                                                                     ----------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Semiconductors 2.4%
Intel                                              1,319,166         $  78,449
Texas Instruments                                    154,921            22,464
Micron Technology *                                   96,582             3,894
LSI Logic *                                           54,677             2,522
National Semiconductor *                              64,911             1,643
Advanced Micro Devices *                              56,095             1,013
EG&G                                                  17,492               623
                                                                       110,608
                                                                     ----------
Semiconductor Capital Equipment 0.2%
Applied Materials *                                  147,519            10,893
                                                                        10,893
                                                                     ----------
Total Technology                                                       974,571
                                                                     ----------

TELECOMMUNICATIONS 8.6%

Telephones 7.8%
AT&T                                               1,265,133            70,610
MCI WorldCom *                                       739,783            63,644
SBC Communications                                   776,195            45,019
Bell Atlantic                                        614,498            40,173
BellSouth                                            768,117            36,006
Ameritech                                            435,124            31,982
GTE                                                  384,121            29,097
Sprint                                               351,996            18,590
U S West *                                           197,050            11,577
Frontier                                              67,749             3,997
Century Telephone Enterprises                         54,150             2,152
                                                                       352,847
                                                                     ----------
Wireless Telecommunications 0.8%
Vodafone ADR                                          61,411            12,098
Sprint PCS                                           172,406             9,849
ALLTEL                                               111,227             7,953
Nextel Communications *                              117,013             5,876
                                                                        35,776
                                                                     ----------
Total Telecommunications                                               388,623
                                                                     ----------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

TRANSPORTATION  0.9%

Air Transport 0.3%
AMR *                                                   71,397         $ 4,873
Southwest Airlines                                     131,320           4,087
Delta                                                   55,639           3,206
USAir *                                                 33,619           1,465
                                                                        13,631
                                                                     ----------
Railroads 0.4%
Burlington Northern Santa Fe                           183,905           5,701
Union Pacific                                           97,484           5,685
Norfolk Southern                                       149,001           4,489
CSX                                                     86,278           3,909
                                                                        19,784
                                                                     ----------
Trucking, Shipping and Air Freight 0.2%
FDX *                                                  116,086           6,297
Laidlaw                                                129,475             955
                                                                         7,252
                                                                     ----------
Total Transportation                                                    40,667
                                                                     ----------

Utilities 2.2%

Electric Utilities 2.0%
Duke Energy                                            141,762           7,708
Southern                                               274,722           7,280
PG&E                                                   150,264           4,884
Texas Utilities                                        111,761           4,610
AES *                                                   74,751           4,345
Consolidated Edison                                     92,200           4,172
FPL Group                                               71,936           3,930
PECO Energy                                             88,388           3,701
Edison International                                   138,168           3,696
Public Service Enterprise                               88,132           3,602
Dominion Resources                                      76,648           3,320
Unicom                                                  85,460           3,296
Entergy                                                 97,561           3,049
FirstEnergy                                             93,180           2,889
American Electric Power                                 75,780           2,847

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands


Carolina Power & Light                                  59,498      $    2,547
DTE Energy                                              56,288           2,252
PacifiCorp                                             116,381           2,139
GPU                                                     50,567           2,133
Ameren                                                  52,952           2,032
CINergy                                                 62,853           2,011
Central and South West                                  82,929           1,938
CMS Energy                                              46,000           1,926
PP&L Resources                                          60,809           1,870
Constellation Energy Group                              58,545           1,734
New Century Energies                                    43,993           1,707
Florida Progress                                        38,300           1,582
Northern States Power                                   61,099           1,478
Niagara Mohawk *                                        71,933           1,155
                                                                        89,833
                                                                     ----------
Gas Utilities 0.2%
Consolidated Natural Gas                                37,313           2,267
Sempra Energy                                           93,180           2,108
Columbia Gas System                                     33,399           2,094
NICOR                                                   19,455             740
Peoples Energy                                          15,023             566
Eastern Enterprises                                     10,076             401
ONEOK                                                   12,075             383
                                                                         8,559
                                                                     ----------
Total Utilities                                                         98,392
                                                                     ----------

MISCELLANEOUS 0.1%

Reliant Energy                                         117,243           3,239
Total Miscellaneous                                                      3,239
                                                                     ----------
Total Common Stocks (Cost                           $2,976,141)      4,462,504
                                                                     ----------

SHORT-TERM INVESTMENTS 1.6%

U.S. Government Obligations 0.1%
U.S. Treasury Bills, 4.10 - 4.36%, 7/22/99          $5,500,000           5,486
                                                                         5,486
                                                                     ----------

T. ROWE PRICE EQUITY INDEX 500 FUND
-----------------------------------------------------------------------------------------------

                                                                                           Value
--------------------------------------------------------------------------------------------------
                                                                                    In thousands
     Money Market Funds  1.5%

     Reserve Investment Fund, 5.05% #                      69,569,733                     69,570
                                                                                          69,570
                                                                                    --------------
     Total Short-Term Investments (Cost  $75,056)                                         75,056
                                                                                    --------------


Total Investments in Securities

100.1% of Net Assets (Cost $3,051,197)                                              $  4,537,560

Futures Contracts

In thousands
                                                           Contract     Unrealized
                                              Expiration   Value        Gain (Loss)
                                              ----------   --------     ------------
Long, 205 Standard & Poor's 500 Stock Index
contracts, $5,500,000 of U.S. Treasury Bills
pledged as initial margin                        9/99      $ 68,110      $   2,703

Net payments (receipts) of variation
margin to date                                                              (1,347)
                                                                         ---------
Variation margin receivable
(payable) on open futures contracts                                                        1,356

Other Assets Less Liabilities                                                             (7,484)
                                                                                    --------------

NET ASSETS                                                                          $  4,531,432
                                                                                    --------------
Net Assets Consist of:

Accumulated net investment income - net of distributions                            $      1,080

Accumulated net realized gain/loss - net of distributions                                 29,628

Net unrealized gain (loss)                                                             1,489,066

Paid-in-capital applicable to 121,985,513 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized                                                                 3,011,658

NET ASSETS                                                                          $  4,531,432
                                                                                    --------------

NET ASSET VALUE PER SHARE                                                           $      37.15
                                                                                    --------------

    #  Seven-day yield
    *  Non-income producing of net assets
  ADR  American Depository Receipt

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
In thousand

                                                                    6 Months
                                                                       Ended
                                                                     6/30/99

Investment Income

Income
  Dividend                                                         $  26,580
  Interest                                                             1,813
                                                                  ------------
  Total income                                                        28,393
                                                                  ------------
Expenses
  Shareholder servicing                                                3,831
  Investment management                                                3,420
  Prospectus and shareholder reports                                     291
  Custody and accounting                                                 145
  Registration                                                           138
  Legal and audit                                                          8
  Directors                                                                8
  Miscellaneous                                                           98
                                                                  ------------
  Total expenses                                                       7,939
  Expenses paid indirectly                                                (5)
                                                                  ------------
  Net expenses                                                         7,934
                                                                  ------------
Net investment income                                                 20,459
                                                                  ------------

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                          26,073
  Futures                                                              5,280
                                                                  ------------
  Net realized gain (loss)                                            31,353
                                                                  ------------
Change in net unrealized gain or loss
  Securities                                                         407,843
  Futures                                                                122
                                                                  ------------
  Change in net unrealized gain or loss                              407,965
                                                                  ------------
Net realized and unrealized gain (loss)                              439,318
                                                                  ------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $ 459,777
                                                                  ------------



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                       6 Months           Year
                                                          Ended          Ended
                                                        6/30/99       12/31/98
Increase (Decrease) in Net Assets

Operations
 Net investment income                              $    20,459    $    29,963
 Net realized gain (loss)                                31,353         63,528
 Change in net unrealized gain or loss                  407,965        548,331
                                                   ----------------------------
 Increase (decrease) in net assets from operations      459,777        641,822
                                                   ----------------------------
Distributions to shareholders
 Net investment income                                  (19,017)       (30,728)
 Net realized gain                                      (13,801)        (8,434)
                                                   ----------------------------
 Decrease in net assets from distributions              (32,818)       (39,162)
                                                   ----------------------------
Capital share transactions*
 Shares sold                                          1,399,450      1,652,651
 Distributions reinvested                                32,107         38,253
 Shares redeemed                                       (674,733)      (854,675)
 Redemption fees received                                   156            283
                                                   ----------------------------
 Increase (decrease) in net assets from capital
 share transactions                                     756,980        836,512
                                                   ----------------------------
Net Assets

Increase (decrease) during period                     1,183,939      1,439,172
Beginning of period                                   3,347,493      1,908,321
                                                   ----------------------------
End of period                                       $ 4,531,432    $ 3,347,493
                                                   ----------------------------
*Share information
 Shares sold                                             40,032         55,811
 Distributions reinvested                                   901          1,237
 Shares redeemed                                        (19,224)       (29,114)
                                                   ----------------------------
 Increase (decrease) in shares outstanding               21,709         27,934



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1999

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 30, 1990.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuations. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements. Expenses paid indirectly reflect credits earned on daily, uninvested cash balances at the custodian, used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts At June 30, 1999, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At June 30, 1999, the value of loaned securities was $67,472,000; aggregate collateral consisted of $70,971,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $830,150,000 and $124,534,000, respectively, for the six months ended June 30, 1999.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.


At June 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $3,051,197,000. Net unrealized gain aggregated $1,486,363,000 at period end, of which $1,528,052,000 related to appreciated investments and $41,689,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $545,000 was payable at June 30, 1999. The fee, computed daily and paid monthly, is equal to 0.20% of the fund's average daily net assets.

Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1999, which would cause the fund's ratio of total expenses to average net assets to exceed 0.40%. Thereafter, through December 31, 2001, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.40%. Pursuant to this agreement, $543,000 of management fees were not accrued by the fund for the six months ended June 30, 1999, and $955,000 remains unaccrued from prior periods. Additionally, $653,000 of unaccrued management fees related to a previous expense limitation are subject to reimbursement through December 31, 1999.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


party agreements totaling approximately $3,423,000 for the six months ended June 30, 1999, of which $699,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1999, totaled $1,720,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web

site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Total Equity Market Index
Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS


Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free**
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond***
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond


International/Global
Emerging Markets Bond
Global Bond
International Bond

MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Closed to new investors. ** Formerly named Florida Insured Intermediate Tax-Free. *** Formerly named Tax-Free Insured Intermediate Bond.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

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T. ROWE PRICE RETIREMENT PLANS AND RESOURCES
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RETIREMENT PLANS AND RESOURCES

We recognize that saving for retirement is the number one investment goal for most Americans. We can help you meet your retirement needs, whether you are starting an IRA or designing a retirement program for your employees. T. Rowe Price offers an assortment of retirement plans for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We provide recordkeeping, communications, and investment management services, as well as a variety of educational materials, self-help planning guides, and software tools to help you choose and implement a retirement plan appropriate for you. For information or to request literature, call us at 1-800-638-5660.


IRAs AND QUALIFIED PLANS

Traditional IRA
Roth IRA
Rollover IRA
SEP-IRA
SIMPLE IRA
Profit Sharing
Money Purchase Pension
"Paired" Plans (Money Purchase
 Pension and Profit Sharing Plans)
401(k)
403(b)
457 Deferred Compensation

RETIREMENT RESOURCES AT T. ROWE PRICE

Planning and Informational Guides
Minimum Required Distributions Guide
Retirement Planning Kit
Retirees Financial Guide
Tax Considerations for Investors

Investment Kits
The IRA Investing Kit
Roth IRA Conversion Kit
Rollover IRA Kit
The T. Rowe Price SIMPLE IRA Plan Kit
The T. Rowe Price SEP-IRA Plan
The Simplified Keogh Plan(R) From
 T. Rowe Price
The T. Rowe Price 401(k) Century
 Plan(R)(for small businesses)
Money Purchase Pension/Profit Sharing
 Plan Kit
Investing for Retirement in Your 403(b)
 Account
The T. Rowe Price No-Load Variable
 Annuity Information Kit

Insights Reports
The Challenge of Preparing for
 Retirement
Financial Planning After Retirement
The Roth IRA: A Review

Software Packages
T. Rowe Price Retirement Planning
 Analyzer(TM) CD-ROM or diskette
 $19.95. To order, please call
 1-800-541-5760. Also available
 on the Internet for $9.95.
T. Rowe Price Variable Annuity
 Analyzer(TM) CD-ROM or diskette, free.
 To order,please call 1-800-469-5304.




Many of these resources are also available for viewing or ordering on the Internet at www.troweprice.com.

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T. ROWE PRICE INSIGHTS REPORTS
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THE FUNDAMENTALS OF INVESTING

Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.

INSIGHTS REPORTS
General Information
The ABCs of Y2K
The ABCs of Giving
Back to Basics: The ABCs of Investing
The Challenge of Preparing for Retirement
Financial Planning After Retirement
Getting Started: Investing With Mutual Funds
The Roth IRA: A Review
Tax Information for Mutual Fund Investors

Investment Strategies
Conservative Stock Investing
Dollar Cost Averaging
Equity Index Investing
Growth Stock Investing
Investing for Higher Yield
Managing Risk Through Diversification
The Power of Compounding
Value Investing

Types of Securities
The Basics of International Stock Investing
The Basics of Tax-Free Investing
The Fundamentals of Fixed Income Investing
Global Bond Investing
Investing in Common Stocks
Investing in Emerging Growth Stocks
Investing in Financial Services Stocks
Investing in Health Care Stocks
Investing in High-Yield Municipal Bonds
Investing in Money Market Securities
Investing in Mortgage-Backed Securities
Investing in Natural Resource Stocks
Investing in Science and Technology Stocks
Investing in Small-Company Stocks
Understanding Derivatives
Understanding High-Yield "Junk" Bonds

Brokerage Insights
Combining Individual Securities With Mutual Funds
Getting Started: An Introduction to Individual Securities
What You Should Know About Bonds
What You Should Know About Margin and Short-Selling
What You Should Know About Options
What You Should Know About Stocks



T.Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

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For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a brokerage account
or obtain information, call:
1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
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T. Rowe Price Investment Services, Inc., Distributor.